Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,847,400
Previously Paid Amount	0.00
Total Fee Amount	1,359.93
Total Offset Amount	0.00
Net Fee	1,359.93
Narrative - Max Aggregate Offering Price	$ 9,847,400
Final Prospectus	true